Net premiums earned (Tables)	12 Months Ended
Dec. 31, 2020
Insurance service result [abstract]
Summary of insurance premium revenue
This caption is comprised of the following:

	Premiums assumed			Adjustment of technical reserves			Gross premiums (*)			Premiums ceded to reinsurers			Net premiums earned
	2020	2019	2018	2020	2019	2018	2020	2019	2018	2020	2019	2018	2020	2019	2018
	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)
Life insurance
Annuities (**)	248,025	315,519	300,760	(56,021)	(196,193)	(274,539)	192,004	119,326	26,221	—	—	—	192,004	119,326	26,221
Group life	138,360	136,502	110,049	281	(62)	1,351	138,641	136,440	111,400	(4,890)	(5,463)	(4,232)	133,751	130,977	107,168
Individual life	139,105	135,810	130,419	(61,978)	(82,343)	(40,861)	77,127	53,467	89,558	(4,592)	(4,430)	(3,678)	72,535	49,037	85,880
Retirement, disability and survival (***)	9,347	12,282	160,388	11,912	15,523	(42,603)	21,259	27,805	117,785	(527)	(3,151)	(107,296)	20,732	24,654	10,489
Others	3	2	3	2,085	(3,422)	(1,562)	2,088	(3,420)	(1,559)	—	—	—	2,088	(3,420)	(1,559)

Total life insurance	534,840	600,115	701,619	(103,721)	(266,497)	(358,214)	431,119	333,618	343,405	(10,009)	(13,044)	(115,206)	421,110	320,574	228,199
Total general insurance	91,092	102,402	96,921	2,930	(2,217)	(4,032)	94,022	100,185	92,889	(151)	(126)	(1,509)	93,871	100,059	91,380

Total general	625,932	702,517	798,540	(100,791)	(268,714)	(362,246)	525,141	433,803	436,294	(10,160)	(13,170)	(116,715)	514,981	420,633	319,579

(*)	It includes the annual variation of technical reserves and unearned premiums.
(**)	The variation of the adjustment of technical reserves is due mainly to aging over time; see Note 14(b).
(***)
In April 2016, the Congress of the Republic of Peru approved the amendment of the Private Pension System Act, through which the affiliates of the Pension Fund Administrators (AFPs) who turn 65 and retire, can choose, among other existing retirement modalities, the return of 95.5 percent of the total fund available from their Individual Capitalization Account (“CIC”, by its Spanish acronym). During 2017, in order to offset the contraction of retirement income as a result of the aforementioned amendment to the SPP Act, Interseguro launched the products “Renta Particular Plus” and “Renta Particular Plus – Vitalicio”, Note 3.4(ah). During 2020 and 2019, premiums collected for “Renta Particular Plus – Vitalicio” amounted to S/30,310,000 and S/40,216,000, respectively, and for “Renta Particular Plus” amounted to S/117,619,000 and S/137,626,000, respectively. As of December 31, 2020, retirement premiums amounted to S/1,750,000 (in 2019 and 2018 retirement premiums amounted to S/3,841,000 and S/10,469,000, respectively). The liability related to “Renta Particular Plus – Vitalicio“ is presented in the caption “Insurance contracts liabilities” of the consolidated statement of financial position considering that it contains an important component of insurance; and the liability of the “Renta Particular Plus” is presented in the caption “Other accounts payable, provisions and other liabilities” of the consolidated statement of financial position considering that it does not contain an important insurance component.